Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 02, 2020 EUR (€)	Oct. 02, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Repaid				$ 235,296	$ 329,501	[1]	$ 106,514	[1]
Borrowings			$ 107,607	107,607	158,999
Accounts receivables			247,792	247,792	314,266
Finance costs				66,968	$ 63,225		$ 57,066	[2]
Factoring of receivables
Disclosure of financial assets [line items]
Upfront Cash Consideration		$ 48,800	169,105
Cash consideration advanced for the financing facility | €	€ 60,000
Percentage of accounts receivable	10.00%	10.00%
Percentage of annual agent fee	0.15%	0.15%
Percentage of financing commission	1.00%	1.00%
Repaid			95,800
Borrowings			74,844	74,844
Bad debt losses | €	€ 5,000
Accounts receivables			$ 89,154	89,154
Finance costs				$ 916

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.
[2]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).